Business combination (Details 2) (C&C Media, CNY)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Apr. 30, 2010	Apr. 30, 2010 Game licenses	Apr. 30, 2010 Others	Apr. 30, 2010 Trade name
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price		143,490,000
Percentage of voting interests acquired		100.00%
Allocation of purchase price
Net tangible assets acquired		(11,186,000)
Identifiable intangible assets			12,240,000	2,918,000	11,875,000
Identifiable net assets acquired		15,847,000
Cash consideration		143,490,000
Goodwill		127,643,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation		6,181,000
Total goodwill arising from business combination		133,824,000
Weighted average amortization period at the acquisition date			2 years 1 month 28 days	1 year 8 months 26 days
Goodwill measurement period adjustment	0